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Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,261	$ 9,325	$ 9,968	$ 10,161	$ 10,107	$ 10,011	$ 10,567	$ 10,685	$ 10,824	$ 10,450	$ 11,531	$ 11,971	$ 11,788	$ 11,788	$ 11,874	$ 11,950	$ 11,712	$ 12,176	$ 12,143	$ 11,896	$ 12,758	$ 12,618	$ 12,704	$ 12,592	$ 12,713	$ 12,301	$ 12,616	$ 12,640	$ 13,671	$ 13,890	$ 13,987	$ 14,630	$ 14,266	$ 12,822	$ 12,762	$ 11,453	$ 12,538	$ 13,138	$ 12,564	$ 12,998	$ 11,989	$ 12,679	$ 12,577	$ 11,862	$ 12,398	$ 12,781	$ 13,177	$ 13,692	$ 13,271	$ 12,203	$ 9,325	$ 11,080	$ 11,515	$ 12,133	$ 12,400	$ 12,962	$ 12,498	$ 12,751	$ 15,588	$ 16,950	$ 17,690	$ 19,839	$ 19,938	$ 20,579	$ 20,949	$ 21,219	$ 21,063	$ 21,290	$ 20,664	$ 21,774	$ 21,290	$ 22,031	$ 19,704	$ 19,644	$ 19,301	$ 17,273	$ 17,377	$ 15,841	$ 17,601	$ 17,109	$ 15,274	$ 16,885	$ 17,780	$ 17,088	$ 18,815	$ 18,726	$ 17,487	$ 16,624	$ 17,000	$ 18,660	$ 19,612	$ 19,125	$ 18,062	$ 16,712	$ 18,107	$ 20,298	$ 19,501	$ 20,674	$ 21,228	$ 19,700	$ 21,294	$ 20,896	$ 22,866	$ 22,312	$ 21,980	$ 21,361	$ 24,238	$ 23,073	$ 23,144	$ 21,771	$ 19,618	$ 19,145	$ 20,825	$ 22,623	$ 23,167	$ 24,800	$ 25,581	$ 26,149	$ 25,842	$ 26,278
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,250	9,315	9,957	10,152	10,087	9,989	10,554	10,663	10,804	10,424	11,500	11,937	11,752	11,763	11,839	11,905	11,675	12,134	12,101	11,850	12,702	12,571	12,647	12,536	12,647	12,242	12,549	12,573	13,592	13,801	13,899	14,538	14,169	12,733	12,671	11,372	12,445	13,039	12,458	12,897	11,889	12,574	12,458	11,760	12,277	12,665	13,052	13,560	13,133	12,082	9,225	10,959	11,385	11,996	12,252	12,807	12,352	12,608	15,393	16,754	17,474	19,577	19,692	20,312	20,672	20,931	20,787	20,989	20,370	21,464	20,975	21,700	19,420	19,344	19,012	17,003	17,109	15,584	17,321	16,837	15,025	16,596	17,487	16,785	18,488	18,398	17,188	16,314	16,673	18,309	19,250	18,757	17,704	16,404	17,771	19,900	19,093	20,258	20,796	19,295	20,863	20,460	22,387	21,827	21,491	20,908	23,709	22,543	22,614	21,273	19,165	18,686	20,339	22,087	22,614	24,195	24,962	25,489	25,178	25,603
Royce Capital Fund-Small-Cap Portfolio - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,775	10,154	10,913	10,593	10,261	10,297	10,830	10,902	10,724	10,273	11,613	12,096	11,823	11,880	11,923	11,779	11,262	11,592	11,405	11,218	12,182	12,211	12,829	12,746	12,790	12,354	12,674	12,616	13,516	13,646	14,009	14,503	13,733	12,703	13,080	11,683	12,945	13,554	12,782	13,450	11,698	12,678	12,871	12,217	12,945	13,153	13,509	13,864	12,967	11,274	8,413	9,310	9,649	9,920	9,937	10,597	10,174	10,461	12,120	12,872	13,168	14,557	15,565	16,173	16,364	15,895	15,652	15,964	15,322	15,808	15,634	16,582	15,436	15,295	15,066	14,220	14,661	13,428	14,943	14,626	13,269	14,996	16,124	15,057	16,336	16,210	15,543	14,859	14,769	16,282	17,164	16,930	16,336	15,777	16,876	18,961	18,190	18,763	19,672	18,407	19,158	18,447	20,760	20,028	20,009	19,475	21,116	19,606	19,898	18,461	17,525	16,900	17,650	18,607	18,857	20,980	20,813	20,501	21,292	21,357
Royce Capital Fund-Small-Cap Portfolio - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,782	10,145	10,907	10,593	10,242	10,278	10,822	10,883	10,701	10,254	11,584	12,053	11,789	11,848	11,877	11,745	11,230	11,554	11,363	11,172	12,127	12,156	12,774	12,668	12,727	12,298	12,609	12,535	13,439	13,557	13,913	14,402	13,646	12,609	12,979	11,592	12,843	13,446	12,677	13,340	11,592	12,571	12,752	12,104	12,828	13,024	13,385	13,729	12,821	11,141	8,313	9,204	9,547	9,804	9,821	10,472	10,061	10,335	11,981	12,723	13,004	14,373	15,373	15,952	16,145	15,671	15,443	15,742	15,092	15,584	15,408	16,342	15,188	15,063	14,832	13,997	14,424	13,198	14,708	14,388	13,056	14,744	15,845	14,804	16,052	15,926	15,274	14,587	14,496	15,980	16,849	16,613	16,016	15,473	16,559	18,583	17,829	18,385	19,277	18,028	18,762	18,067	20,328	19,595	19,595	19,059	20,666	19,189	19,460	18,064	17,126	16,501	17,251	18,189	18,418	20,481	20,314	20,022	20,772	20,863
Russell 3000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell Microcap Index One
Account Value [Line Items]
Accumulated Value	10,000	8,965	8,831	9,457	9,763	9,890	9,832	10,346	10,626	10,938	10,314	11,512	12,037	11,855	11,979	12,083	12,207	11,927	12,546	12,476	12,372	13,380	13,359	13,686	13,622	13,956	13,514	13,714	13,886	14,888	15,081	15,071	15,719	15,207	13,549	13,462	11,840	13,082	13,798	13,391	13,646	12,721	13,515	13,331	12,492	12,777	13,105	13,713	14,496	13,820	12,875	9,859	11,360	12,113	12,870	13,007	13,782	13,345	13,517	16,280	17,534	20,026	21,233	21,722	21,780	22,136	22,622	21,374	22,141	21,495	21,971	20,819	20,924	18,879	19,072	19,335	17,330	17,262	15,669	17,230	17,258	15,594	17,073	17,058	16,330	17,939	17,418	15,869	15,458	15,676	16,709	17,601	16,431	15,383	14,272	15,624	17,854	17,162	18,230	18,690	17,239	18,112	17,704	19,806	19,262	19,171	19,303	21,549	20,301	20,328	19,218	17,380	17,300	18,676	20,077	20,494	22,391	23,497	24,557	24,819	24,966
Russell 2000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell3000 Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell Microcap Index Two
Account Value [Line Items]
Accumulated Value	10,000	8,965	8,831	9,457	9,763	9,890	9,832	10,346	10,626	10,938	10,314	11,512	12,037	11,855	11,979	12,083	12,207	11,927	12,546	12,476	12,372	13,380	13,359	13,686	13,622	13,956	13,514	13,714	13,886	14,888	15,081	15,071	15,719	15,207	13,549	13,462	11,840	13,082	13,798	13,391	13,646	12,721	13,515	13,331	12,492	12,777	13,105	13,713	14,496	13,820	12,875	9,859	11,360	12,113	12,870	13,007	13,782	13,345	13,517	16,280	17,534	20,026	21,233	21,722	21,780	22,136	22,622	21,374	22,141	21,495	21,971	20,819	20,924	18,879	19,072	19,335	17,330	17,262	15,669	17,230	17,258	15,594	17,073	17,058	16,330	17,939	17,418	15,869	15,458	15,676	16,709	17,601	16,431	15,383	14,272	15,624	17,854	17,162	18,230	18,690	17,239	18,112	17,704	19,806	19,262	19,171	19,303	21,549	20,301	20,328	19,218	17,380	17,300	18,676	20,077	20,494	22,391	23,497	24,557	24,819	24,966
Russell2000 Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell3000 Index Three
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index One
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell2000 Index Three
Account Value [Line Items]
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800	12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Russell 3000 Index Four
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058	11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 2000 Value Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,328	9,392	10,170	10,386	10,576	10,608	11,181	11,458	11,549	11,169	12,652	13,174	13,080	13,269	13,157	13,209	12,797	13,245	13,329	13,001	13,922	13,940	14,344	14,207	14,382	13,663	13,832	14,071	14,890	14,980	15,245	15,608	15,221	13,858	14,081	12,379	13,733	14,267	13,856	14,380	13,205	14,046	14,069	13,284	13,966	14,304	14,639	15,151	14,334	12,941	9,748	10,951	11,265	11,591	11,830	12,468	11,887	12,313	14,690	15,853	16,688	18,255	19,209	19,598	20,208	20,085	19,366	19,885	19,486	20,229	19,538	20,335	19,150	19,467	19,847	18,307	18,658	16,815	18,443	17,860	16,040	18,059	18,611	17,390	19,050	18,610	17,276	16,845	16,514	17,825	19,171	18,248	17,298	16,266	17,730	19,937	19,031	19,654	20,515	19,208	20,107	19,768	22,177	21,761	21,774	21,434	23,501	21,543	21,985	21,144	19,875	19,077	19,878	20,862	21,230	23,028	23,491	23,550	24,212	24,256
Russell 2000 Index Four
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,121	$ 9,120	$ 9,848	$ 10,003	$ 10,228	$ 10,222	$ 10,832	$ 11,023	$ 11,146	$ 10,616	$ 11,800	$ 12,131	$ 12,179	$ 12,414	$ 12,430	$ 12,566	$ 12,311	$ 12,736	$ 12,831	$ 12,668	$ 13,458	$ 13,573	$ 13,964	$ 13,908	$ 14,271	$ 13,718	$ 13,896	$ 14,016	$ 14,867	$ 14,973	$ 15,234	$ 15,891	$ 15,509	$ 13,824	$ 14,044	$ 12,376	$ 13,768	$ 14,484	$ 14,181	$ 14,662	$ 13,522	$ 14,478	$ 14,561	$ 13,842	$ 14,130	$ 14,502	$ 15,099	$ 15,535	$ 15,037	$ 13,771	$ 10,779	$ 12,259	$ 13,057	$ 13,519	$ 13,893	$ 14,676	$ 14,185	$ 14,482	$ 17,152	$ 18,636	$ 19,573	$ 20,793	$ 21,002	$ 21,443	$ 21,487	$ 21,904	$ 21,113	$ 21,585	$ 20,949	$ 21,840	$ 20,930	$ 21,397	$ 19,337	$ 19,544	$ 19,787	$ 17,826	$ 17,853	$ 16,385	$ 18,095	$ 17,725	$ 16,026	$ 17,790	$ 18,206	$ 17,024	$ 18,684	$ 18,368	$ 17,491	$ 17,176	$ 17,017	$ 18,401	$ 19,526	$ 18,549	$ 17,457	$ 16,267	$ 17,739	$ 19,906	$ 19,132	$ 20,214	$ 20,938	$ 19,464	$ 20,440	$ 20,251	$ 22,309	$ 21,976	$ 22,129	$ 21,810	$ 24,202	$ 22,203	$ 22,785	$ 21,567	$ 20,099	$ 19,634	$ 20,683	$ 21,807	$ 22,185	$ 23,770	$ 24,510	$ 24,953	$ 25,193	$ 25,047